Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	590,276,271.65	31,341
Yield Supplement Overcollateralization Amount 12/31/24	55,535,225.05	0
Receivables Balance 12/31/24	645,811,496.70	31,341
Principal Payments	26,399,568.45	720
Defaulted Receivables	1,498,258.79	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	52,409,407.63	0
Pool Balance at 01/31/25	565,504,261.83	30,574

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.20%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	8,896,747.66	342
Past Due 61-90 days	2,786,366.88	102
Past Due 91-120 days	726,251.98	25
Past Due 121+ days	0.00	0
Total	12,409,366.52	469

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.57%
Delinquency Trigger Occurred	NO

Recoveries	864,141.58
Aggregate Net Losses/(Gains) - January 2025	634,117.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.18%
Prior Net Losses/(Gains) Ratio	0.98%
Second Prior Net Losses/(Gains) Ratio	0.72%
Third Prior Net Losses/(Gains) Ratio	0.69%
Four Month Average	0.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	6,503,299.01
Actual Overcollateralization	6,503,299.01
Weighted Average Contract Rate	6.26%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	47.82

Flow of Funds	$ Amount
Collections	30,684,861.25
Investment Earnings on Cash Accounts	12,736.83
Servicing Fee	(538,176.25)
Transfer to Collection Account	-
Available Funds	30,159,421.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,599,665.23
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	2,963,832.70
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,503,299.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,840,588.89

Total Distributions of Available Funds	30,159,421.83

Servicing Fee	538,176.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	583,488,094.53
Principal Paid	24,487,131.71
Note Balance @ 02/18/25	559,000,962.82

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	79,524,047.24
Principal Paid	12,243,565.86
Note Balance @ 02/18/25	67,280,481.38
Note Factor @ 02/18/25	35.6169833%

Class A-2b
Note Balance @ 01/15/25	79,524,047.29
Principal Paid	12,243,565.85
Note Balance @ 02/18/25	67,280,481.44
Note Factor @ 02/18/25	35.6169833%

Class A-3
Note Balance @ 01/15/25	317,800,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	317,800,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-4
Note Balance @ 01/15/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	61,560,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	30,060,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	15,020,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,831,701.23
Total Principal Paid	24,487,131.71
Total Paid	27,318,832.94

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	391,655.93
Principal Paid	12,243,565.86
Total Paid to A-2a Holders	12,635,221.79

Class A-2b
SOFR Rate	4.40654%
Coupon	4.98654%
Interest Paid	374,519.30
Principal Paid	12,243,565.85
Total Paid to A-2b Holders	12,618,085.15

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8335714
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5033039
Total Distribution Amount	27.3368753

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.0733506
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	64.8150654
Total A-2a Distribution Amount	66.8884160

A-2b Interest Distribution Amount	1.9826326
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	64.8150654
Total A-2b Distribution Amount	66.7976980

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	121.04
Noteholders' Third Priority Principal Distributable Amount	613.38
Noteholders' Principal Distributable Amount	265.58

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	2,504,634.24
Investment Earnings	9,047.40
Investment Earnings Paid	(9,047.40)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,650,801.10	4,667,451.06	5,213,280.43
Number of Extensions	135	162	201
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.69%	0.74%